Discontinued Operations - Additional Information (Detail) $ in Millions	Jul. 31, 2016 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Consideration for the Softcup Sale	$ 1.9
Consideration in Cash	0.6
Payable in Cash	$ 1.3
Maturity date	Jan. 01, 2021
Rate of Simple Interest	5.00%